Acquisitions and disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impact of Acquisitions and Disposals on Consolidated Statements

The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for 31 December 2018 and 31 December 2017:

Million US dollar	2018 Acquisitions	2017 Acquisitions	2018 Disposals	2017 Disposals
Non-current assets
Property, plant and equipment	2	169	(310)	—
Intangible assets	24	417	(17)	—
Deferred tax assets	23	—	—	—
Trade and other receivables	—	1	(86)	—
Current assets
Inventories	17	9	(84)	—
Income tax receivables	—	—	(2)	—
Trade and other receivables	2	20	(79)	—
Cash and cash equivalents	8	5	(6)	—
Assets held for sale	—	27	(27)	—
Non-current liabilities
Interest-bearing loans and borrowings	(3)	(1)	—	—
Deferred tax liabilities	—	(74)	4	—
Current liabilities
Trade and other payables	(19)	(24)	406	—

Net identifiable assets and liabilities	54	549	(201)	—
Non-controlling interest	—	(114)	1	—
Goodwill on acquisitions and goodwill disposed of	107	398	(652)	—
Loss/(gain) on disposal	—	—	(15)	(42)
Consideration to be (paid)/received	(112)	(375)	47	—
Net cash paid on prior years acquisitions	68	136	—	—
Recycling of cumulative translation adjustment in respect of net assets	—	—	(584)	—
Contribution in kind	—	—	1 150	—

Consideration paid/(received)	117	594	(254)	(42)
Cash (acquired)/ disposed of	(5)	(5)	(3)	—

Net cash outflow / (inflow)	112	589	(257)	(42)